CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Mar. 28, 2025	Mar. 29, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Revenue, net	$ 5,454	$ 4,903
Cost of revenue	3,740	4,467
Gross profit	1,714	436
Operating expenses:
Research and development	847	763
Selling, general and administrative	411	338
Employee termination and other	5	(44)
Business separation costs	50	46
Goodwill impairment	1,830	0
Gain on business divestiture	(34)	0
Total operating expenses	3,109	1,103
Operating income (loss)	(1,395)	(667)
Interest and other income (expense):
Interest income	11	9
Interest expense	(22)	(31)
Other income (expense), net	(55)	(11)
Total interest and other expense, net	(66)	(33)
Income (loss) before taxes	(1,461)	(700)
Income tax expense	157	92
Net income (loss)	$ (1,618)	$ (792)
Net income (loss) per common share:
Basic (in dollars per share)	$ (11.16)	$ (5.46)
Diluted (in dollars per share)	$ (11.16)	$ (5.46)
Weighted average shares outstanding:
Basic (in shares)	145	145
Diluted (in shares)	145	145
The Flash Business of Western Digital Corporation [Member]
Revenue, net			$ 6,663	$ 6,086	$ 9,754
Cost of revenue			5,591	5,656	6,510
Gross profit			1,072	430	3,244
Operating expenses:
Research and development			1,061	1,167	1,362
Selling, general and administrative			455	558	666
Employee termination and other			(40)	69	16
Business separation costs			64	0	0
Goodwill impairment			0	671	0
Gain on business divestiture			0	0	(9)
Total operating expenses			1,540	2,465	2,044
Operating income (loss)			(468)	(2,035)	1,200
Interest and other income (expense):
Interest income			12	21	6
Interest expense			(40)	(31)	(15)
Other income (expense), net			(7)	43	43
Total interest and other expense, net			(35)	33	34
Income (loss) before taxes			(503)	(2,002)	1,234
Income tax expense			169	141	170
Net income (loss)			$ (672)	$ (2,143)	$ 1,064